Trade receivables	12 Months Ended
Dec. 31, 2024
Disclosure of trade receivables [abstract]
Trade receivables
15. Trade receivables
(USD millions)	2024	2023

Total gross trade receivables	7 481	7 158

Provisions for doubtful trade receivables	-58	-51

Total trade receivables	7 423	7 107

The following table shows the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:
(USD millions)	2024	2023

Not overdue	7 138	6 791

Past due for not more than one month	134	146

Past due for more than one month but less than three months	95	66

Past due for more than three months but less than six months	37	64

Past due for more than six months but less than one year	24	38

Past due for more than one year	53	53

Provisions for doubtful trade receivables	-58	-51

Total trade receivables	7 423	7 107

Trade receivable balances represent amounts due from our customers, which are mainly drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. In particular, we monitor the level of trade receivables in countries deemed to have an elevated credit risk. We consider macroeconomic environment, historical experience, country and political risk, in addition to other relevant information when assessing risk. These risk factors are monitored regularly to determine any adjustments in risk classification. The majority of the past due trade receivables from elevated credit risk countries are due from local governments or from government-funded entities. Deteriorating credit and economic conditions as well as other factors in these elevated credit risk countries have resulted in, and may continue to result in, an increase in the average length of time that it takes to collect these trade receivables, and may require the Company to re-evaluate the expected credit loss amount of these trade receivables in future periods. At December 31, 2024, amounts past due for more than one year are not significant in elevated credit risk countries.
Total trade receivables are denominated in the following major currencies:
(USD millions)	2024	2023

US dollar (USD)	3 698	3 520

Euro (EUR)	1 144	1 138

Japanese yen (JPY)	470	288

Russian ruble (RUB)	212	240

British pound (GBP)	191	146

Chinese yuan (CNY)	172	231

Brazilian real (BRL)	130	130

Australian dollar (AUD)	96	96

Swiss franc (CHF)	54	84

Canadian dollar (CAD)	50	75

Other currencies	1 206	1 159

Total trade receivables	7 423	7 107